Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Current:
Federal	$ (6)	$ 10	$ 14
State	6	18	8
Non U.S.	80	95	81
Current income tax provision	80	123	103
Deferred:
Federal	58	(79)	(12)
State	(4)	(24)	5
Non U.S.	(34)	4	12
Deferred income tax provision	20	(99)	5
Total income tax provision	100	24	108
Non-U.S. income from continuing operations before income taxes	$ 866	$ 1,100	$ 844